Other (Income) /Expense, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other (Income) /Expense, Net [Abstract]
Schedule of Other (Income)/Expense, Net	The components of other (income)/expense, net were as follows:
(In USD)	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Other (income) /expense, net - other than related parties
Interest income	$(4,483)	$(12,851)	$(14,608)	$(20,387)
Change in fair value of preferred stock warrant liability	-	(175,102)	-	(420,245)
Change in fair value of Atalaya Note	-	-	(970,020)	-
Loss/(Gain) on sale of property, plant & equipment	637	17,553	(1,194)	84,093
Loss/(Gain) on sale of assets held for sale	73	(3,633)	(2,850)	1,385
Loss on foreign currency remeasurements	971	2,487	1,781	13,698
Loss on assets written off	56	40,014	93,740	40,014
Provision written back	-	(113,827)	(22,556)	(113,827)
Payable to customers written back	(8,625)	(5,413)	(13,153)	(57,503)
Other, net	(16,636)	(20,725)	(102,921)	(49,944)
Total	$(28,007)	$(271,497)	$(1,031,781)	$(522,716)

Other (income) - from related parties
Interest income	$-	$(1,626)	$-	$(5,676)
Total	$-	$(1,626)	$-	$(5,676)
The components of other income (expense), net were as follows:
	March 31, 2024	March 31, 2023
Other (income) /expense, net - other than related parties
Interest income	$(36,687)	$(13,097)
Change in fair value of Notes	(6,990,870)	-
Change in fair value of SSCPN	(3,448,845)	-
Gain on termination/ modification of finance leases	-	(130,719)
Change in fair value of preferred stock warrant liability	-	(420,245)
Loss on sale of assets	82,640	311,375
Loss/ (gain) on sale of assets held for sale	207,706	(1,644,650)
Net losses on foreign currency remeasurements	19,611	313,584
Loss on assets written off	92,462	-
Provision written back	(113,324)	-
Other, net *	(1,129,165)	(459,804)
Total	(11,316,472)	(2,043,556)
*	includes amount of $951,241 from ASJC Global LLC – Series 24 (“ASJC”) and Cohen Sponsor LLC – A24 RS for the waiver of lock-up restrictions on shares held by them for the year ended March 31, 2024.
Other (income) - from related parties
Interest income	$(11,224)	$(15,804)
Total	(11,224)	(15,804)